Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020
C000240930_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.98%
C000240930_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.67%
C000240928_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.98%
C000240928_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.67%
C000240929_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.98%
C000240929_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.67%
C000240926_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.98%
C000240926_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.67%
C000240925_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.98%
C000240925_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.67%
C000240927_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.98%
C000240927_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.67%
C000240930_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Disruptors ETF
C000240930_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value						$ 10,000
C000240930_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value					$ 11,570
C000240930_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value				$ 17,007
C000240930_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value			$ 13,046
C000240930_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,851	$ 13,851
C000240930_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000240930_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value						10,000
C000240930_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value					10,918
C000240930_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value				15,538
C000240930_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value			14,529
C000240930_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,708	$ 14,708
C000240930_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.43%
C000240930_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	12.74%
C000240930_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.03%
C000240930_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	12.65%
C000240928_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Disruptive Medicine ETF
C000240928_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value						10,000
C000240928_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value					11,060
C000240928_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value				13,100
C000240928_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value			10,128
C000240928_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,176	$ 11,176
C000240928_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Healthcare Equal Weighted Index
C000240928_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value						10,000
C000240928_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value					10,932
C000240928_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value				14,293
C000240928_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value			10,893
C000240928_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,690	$ 10,690
C000240928_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000240928_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value						10,000
C000240928_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value					10,918
C000240928_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value				15,538
C000240928_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value			14,529
C000240928_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,708	$ 14,708
C000240928_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(3.50%)
C000240928_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.85%
C000240928_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(3.45%)
C000240928_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.86%
C000240928_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(1.59%)
C000240928_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.24%
C000240929_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Disruptive Technology ETF
C000240929_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value						10,000
C000240929_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value					11,490
C000240929_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value				18,169
C000240929_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value			12,018
C000240929_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,635	$ 13,635
C000240929_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Information Technology Equal Weighted Index
C000240929_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value						10,000
C000240929_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value					11,010
C000240929_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value				16,179
C000240929_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value			13,334
C000240929_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,590	$ 13,590
C000240929_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000240929_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value						10,000
C000240929_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value					10,918
C000240929_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value				15,538
C000240929_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value			14,529
C000240929_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,708	$ 14,708
C000240929_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.13%
C000240929_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	14.26%
C000240929_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.91%
C000240929_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.21%
C000240929_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.44%
C000240929_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	8.86%
C000240926_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Disruptive Communications ETF
C000240926_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value						10,000
C000240926_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value					11,580
C000240926_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value				17,249
C000240926_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value			12,353
C000240926_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,959	$ 12,959
C000240926_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Communication Services Equal Weighted Index
C000240926_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value						10,000
C000240926_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value					10,902
C000240926_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value				14,759
C000240926_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value			11,998
C000240926_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,785	$ 10,785
C000240926_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000240926_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value						10,000
C000240926_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value					10,918
C000240926_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value				15,538
C000240926_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value			14,529
C000240926_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,708	$ 14,708
C000240926_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.49%
C000240926_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	15.23%
C000240926_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.63%
C000240926_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.26%
C000240926_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.52%
C000240926_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.46%
C000240925_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Disruptive Automation ETF
C000240925_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value						10,000
C000240925_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value					11,900
C000240925_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value				18,342
C000240925_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value			15,269
C000240925_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,957	$ 16,957
C000240925_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Industrials Equal Weighted Index
C000240925_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value						10,000
C000240925_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value					10,954
C000240925_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value				16,036
C000240925_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value			14,410
C000240925_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	14,366	$ 14,366
C000240925_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000240925_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value						10,000
C000240925_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value					10,918
C000240925_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value				15,538
C000240925_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value			14,529
C000240925_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,708	$ 14,708
C000240925_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.76%
C000240925_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	14.94%
C000240925_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.39%
C000240925_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.84%
C000240925_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.68%
C000240925_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	12.86%
C000240927_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Disruptive Finance ETF
C000240927_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value						10,000
C000240927_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value					11,860
C000240927_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value				18,420
C000240927_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value			15,678
C000240927_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,881	$ 13,881
C000240927_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Financials Equal Weighted Index
C000240927_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value						10,000
C000240927_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value					10,643
C000240927_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value				16,076
C000240927_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value			14,962
C000240927_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	14,597	$ 14,597
C000240927_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000240927_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value						$ 10,000
C000240927_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value					$ 10,918
C000240927_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value				$ 15,538
C000240927_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value			$ 14,529
C000240927_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,708	$ 14,708
C000240927_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.62%
C000240927_NoLoadClassMember_2023-06-01_2024-05-31Member
Account Value [Line Items]
Average Annual Return, Percent	14.20%
C000240927_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.42%
C000240927_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.16%
C000240927_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.28%
C000240927_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.30%